14. Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes
$000s)	2017	2016
Current tax expense	252	-
Deferred tax expense	1,912	2,977
	2,164	2,977

Tax recovery recognized directly in equity

($000's)	2017	2016
Financing costs	709	420

In 2017, the Company recognized income tax expense of $2.2 million (2016 - $3.0 million) primarily related to a deferred tax expense arising due to the renouncement of expenditures related to 2016 and 2017 flow-through shares which are capitalized for accounting purposes, offset by a deferred tax recovery arising from the losses in the current year.

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal, Ontario, British Columbia and Northwest Territories statutory income tax rates of 26.29% (2016 - %26.33).

($000s)	2017	2016
Loss before income taxes	(8,123)	(4,315)
	26.29%	26.33%
Tax recovery calculated
using statutory rates	(2,136)	(1,136)
Non-deductible items	568	(170)
Difference in foreign tax rates	35	47
Rate differential	736	21
Tax benefits not recognized	(1,437)	(1,141)
Impact of true-up of prior year balances	-	311
Impact of current year renouncements	4,429	5,027
Other	(31)	17
Income tax expense	2,164	2,977

(b)	Deferred Income Tax

The following table summarizes the components of deferred income tax.

Deferred tax assets
Property and equipment	65	64
Provision for reclamation liabilities	69	339
Financing costs	991	667
Non-capital loss carryforwards	19,532	15,731

Deferred tax liabilities
Mineral interests	(39,254)	(34,196)
	(18,598)	(17,395)

(c)	Unrecognized Deferred Tax Assets

Deferred income tax assets have not been recognized in respect of the following tax effected deductible temporary differences.

Investment in subsidiaries	5,534	5,029
Marketable securities	276	624
Loss carry forwards	974	2,108
Investment tax credit	1,481	1,481
Foreign Tax Credit	268	16
Mineral Properties	203	435

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits therefrom.

(d)	Income Tax Attributes

As at December 31, 2017, the Company had the following income tax attributes to carry forward.

Canadian non-capital losses	74,608	2037
Canadian capital losses	1,742	Indefinite
Canadian tax basis of mineral interest	182,057	Indefinite

US non-capital losses	237	2037
US capital losses	1,192	2022
US tax basis of mineral interest	1,564	Indefinite